Northern Lights Fund Trust

PSI Market Neutral Fund

PSI Total Return Fund

PSI Strategic Growth Fund

PSI Tactical Growth Fund

PSI Calendar Effects Fund

Incorporated herein by reference is the definitive version of the supplement for PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, and PSI Calendar Effects Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 4, 2014, (SEC Accession No. 0000910472-14-004854).